Other Non-current Assets	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other Non-current Assets	OTHER NON-CURRENT ASSETS:

	December 31
	2016	2017
Net pension assets (note 19)	$71.8	$62.9
Land rights	11.0	10.5
Other	5.2	7.9
	$88.0	$81.3